Intangible Assets, Net	9 Months Ended
Sep. 30, 2021
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Intangible Assets, Net
NOTE 14. INTANGIBLE ASSETS, NET
At September 30, 2021 and December 31, 2020, intangible assets, net were mainly wells unassigned to a reserve and other components of intangible assets, which amounted to Ps. 18,578,266 and Ps. 22,775,784, respectively, mainly due to wells unassigned to a reserve and other intangible assets, as follows:

a.	Wells unassigned to a reserve

	September 30,		December 31,		September 30,
	2021		2020		2020
Wells unassigned to a reserve:
Balance at the beginning of period	Ps.	21,435,160	Ps.	12,831,281	Ps.	12,831,281
Additions to construction in progress		15,622,899		23,237,519		11,880,905
Transfers against expenses		(11,663,560)		(8,404,284)		(4,455,298)
Transfers against fixed assets		(8,423,843)		(6,229,356)		(3,157,374)

Balance at the end of period	Ps.	16,970,656	Ps.	21,435,160	Ps.	17,099,514

b.	Other intangible assets

	September 30,		December 31,
	2021		2020
Licenses	Ps.	5,218,421	Ps.	4,885,305
Exploration expenses, evaluation of assets and concessions		1,830,803		1,769,100
Accumulated amortization		(5,441,614)		(5,313,781)

Balance at the end of the period	Ps.	1,607,610	Ps.	1,340,624